SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Enpro Inc. Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
EIN:	01-0573945
PLAN NUMBER	004
PLAN NAME	ENPRO INC. RETIREMENT SAVINGS PLAN